UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, LLC
          ------------------------------------
Address:  325 N. LaSalle Street, Suite 645
          ------------------------------------
          Chicago, IL 60654
          ------------------------------------

13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marcus Collins
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

   /s/Marcus Collins           Chicago, IL            November 14, 2012
   ---------------------     -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     95
                                            ---------------------
Form 13F Information Table Value Total:     696,258
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                          FORM 13F INFORMATION TABLE
                                                          --------------------------
      COLUMN 1                 COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE   SHRS OR  SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE      SHARED  NONE
-------------------------   --------------  ---------  ------   -------- ---  ----   ----------   --------   ---------  ------  ----
                                                                                       < C>
ADAMS EXPRESS CO                 COM       006212104  17,066  1,504,908  SH            SOLE                 1,504,908
ADVENT CLAY CONV SEC INC FD      COM       007639107   3,659    543,636  SH            SOLE                   543,636
ADVENT CLAYMORE CV SECS & IN     COM       00764C109   4,202    255,141  SH            SOLE                   255,141
ADVENT CLAYMORE ENH GRW & IN     COM       00765E104   3,840    398,296  SH            SOLE                   398,296
AFFILIATED MANAGERS GROUP        COM       008252108   1,488     12,100  SH            SOLE                    12,100
ALLIANCEBERNSTEIN INCOME FUN     COM       01881E101  26,224  3,035,157  SH            SOLE                 3,035,157
ASA GOLD AND PRECIOUS MTLS L     SHS       G3156P103   3,433    136,224  SH            SOLE                   136,224
AVENUE INCOME CR STRATEGIES      COM       05358E106   6,997    396,004  SH            SOLE                   396,004
BLACKROCK CREDIT ALL IN TR I    COM SHS    09249V103   6,599    544,912  SH            SOLE                   544,912
BLACKROCK CREDIT ALL INC TR      COM       092508100  21,792  1,536,824  SH            SOLE                 1,536,824
BLACKROCK CREDIT ALL INC TR      COM       09255H105  13,946  1,208,491  SH            SOLE                 1,208,491
BLACKROCK CREDIT ALL INC TR      COM       09255J101   2,909    273,671  SH            SOLE                   273,671
BLACKROCK DIVERS OME STRATE      COM       09255W102   2,404    222,822  SH            SOLE                   222,822
BLACKROCK INCOME TR INC          COM       09247F100   1,237    161,042  SH            SOLE                   161,042
BOULDER GROWTH & INCOME FD I     COM       101507101   4,671    713,199  SH            SOLE                   713,199
BOULDER TOTAL RETURN FD INC      COM       101541100   4,908    272,671  SH            SOLE                   272,671
CALAMOS CONV & HIGH INCOME F    COM SHS    12811P108   6,164    486,878  SH            SOLE                   486,878
CALAMOS GBL DYN INCOME FUND      COM       12811L107   4,055    474,829  SH            SOLE                   474,829
CENTRAL EUROPE & RUSSIA FD I     COM       153436100   3,005     90,000  SH            SOLE                    90,000
CLOUGH GLOBAL EQUITY FD          COM       18914C100   6,907    535,437  SH            SOLE                   535,437
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT   18914E106  17,841  1,524,908  SH            SOLE                 1,524,908
DIAMOND HILL FINL TRNDS FD I     COM       25264C101   2,535    225,157  SH            SOLE                   225,157
DNP SELECT INCOME FD             COM       23325P104   6,588    668,179  SH            SOLE                   668,179
DWS GLOBAL HIGH INCOME FD        COM       23338W104   1,857    210,828  SH            SOLE                   210,828
EATON VANCE ENH EQTY INC FD      COM       278277108     164     14,800  SH            SOLE                    14,800
EATON VANCE ENHANCED EQ INC      COM       278274105   6,961    628,293  SH            SOLE                   628,293
EATON VANCE RISK MNGD DIV EQ     COM       27829G106  22,594  2,145,725  SH            SOLE                 2,145,725
EATON VANCE SH TM DR DIVR IN     COM       27828V104     622     35,325  SH            SOLE                    35,325
EATON VANCE TAX MNGD GBL DV      COM       27829F108  35,228  3,998,681  SH            SOLE                 3,998,681
EATON VANCE TX ADV GLB DIV O     COM       27828U106   2,553    129,076  SH            SOLE                   129,076
EATON VANCE TX MGD DIV EQ IN     COM       27828N102  20,226  2,126,827  SH            SOLE                 2,126,827
EATON VANCE TX MNG BY WRT OP     COM       27828Y108  13,428  1,032,161  SH            SOLE                 1,032,161
EATON VANCE TXMGD GL BUYWR O     COM       27829C105  21,277  1,916,864  SH            SOLE                 1,916,864



                                                          FORM 13F INFORMATION TABLE
                                                          --------------------------
      COLUMN 1                 COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE   SHRS OR  SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE      SHARED  NONE
-------------------------   --------------  ---------  ------   -------- ---  ----   ----------   --------   ---------  ------  ----
                                                                                       < C>
EQUUS TOTAL RETURN INC           COM       294766100     389    177,657  SH            SOLE                   177,657
FEDERATED ENHANC TREAS INCM    COM SH      314162108   4,029    281,765  SH            SOLE                   281,765
                               BEN INT
FIRST TR ENERGY INCOME & GRW     COM       33738G104   1,332     44,302  SH            SOLE                    44,302
GABELLI DIVD & INCOME TR         COM       36242H104   7,836    462,315  SH            SOLE                   462,315
GDL FUND                    COM SH BEN IT  361570104   4,160    351,939  SH            SOLE                   351,939
GENERAL AMERN INVS INC           COM       368802104  11,872    408,250  SH            SOLE                   408,250
GLOBAL INCOME&CURRENCY FD IN     COM       378968101     816     59,883  SH            SOLE                    59,883
GREATER CHINA FD INC             COM       39167B102   1,728    151,568  SH            SOLE                   151,568
HELIOS STRATEGIC INCOME FD I   COM NEW     42328A203   1,113    174,771  SH            SOLE                   174,771
ING PRIME RATE TR             SH BEN INT   44977W106   4,325    698,784  SH            SOLE                   698,784
INVESCO MUNI PREM INC TRST       COM       46133E102     265     27,147  SH            SOLE                    27,147
INVESCO VAN KAMP DYN CRDT OP     COM       46132R104   8,873    699,762  SH            SOLE                   699,762
INVESCO VAN KAMPEN CALIF VAL     COM       46132H106   1,849    131,586  SH            SOLE                   131,586
INVESCO VAN KAMPEN SR INC TR     COM       46131H107   7,069  1,411,009  SH            SOLE                 1,411,009
ISHARES TR                     S&P 100     464287101  29,773    447,980  SH            SOLE                   447,980
                               IDX FD
ISHARES TR                      MSCI       464287234   7,311    176,914  SH            SOLE                   176,914
                              EMERG MKT
ISHARES TR                     RUSSELL     464287598   1,491     20,650  SH            SOLE                    20,650
                               1000VAL
ISHARES TR                     S&P NTL     464288414     201      1,792  SH            SOLE                     1,792
                               AMTFREE
KAYNE ANDERSON MLP INVSMNT C     COM       486606106   3,190    102,122  SH            SOLE                   102,122
LEGG MASON BW GLB INC OPP FD     COM       52469B100   4,791    241,249  SH            SOLE                   241,249
LIBERTY ALL STAR EQUITY FD    SH BEN INT   530158104  23,036  4,769,357  SH            SOLE                 4,769,357
MACQUARIE GLBL INFRA TOTL RE     COM       55608D101   9,759    509,600  SH            SOLE                   509,600
MONTGOMERY STR INCOME SECS I     COM       614115103   5,038    296,684  SH            SOLE                   296,684
MORGAN STANLEY EASTN EUR FD      COM       616988101     460     28,438  SH            SOLE                    28,438
MORGAN STANLEY EM MKTS DM DE     COM       617477104   7,633    463,451  SH            SOLE                   463,451
MORGAN STANLEY EMER MKTS DEB     COM       61744H105   3,642    302,231  SH            SOLE                   302,231
NEW GERMANY FD INC               COM       644465106     956     65,900  SH            SOLE                    65,900
NEXPOINT CR STRATEGIES FD        COM       65340G106  10,110  1,463,107  SH            SOLE                 1,463,107
NUVEEN BUILD AMER BD OPPTNY      COM       67074Q102   4,014    182,063  SH            SOLE                   182,063
NUVEEN CR STRATEGIES INCM FD   COM SHS     67073D102  36,568  3,762,126  SH            SOLE                 3,762,126
NUVEEN ENERGY MLP TOTL RTRNF     COM       67074U103   2,983    158,227  SH            SOLE                   158,227
NUVEEN MULT CURR ST GV INCM      COM       67090N109  11,898    901,356  SH            SOLE                   901,356
NUVEEN MUN HIGH INC OPPTY FD     COM       670683101     227     17,202  SH            SOLE                    17,202
NUVEEN PFD INCOME OPPRTNY FD     COM       67073B106   5,303    537,849  SH            SOLE                   537,849



                                                          FORM 13F INFORMATION TABLE
                                                          --------------------------
      COLUMN 1                 COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE   SHRS OR  SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE      SHARED  NONE
-------------------------   --------------  ---------  ------   -------- ---  ----   ----------   --------   ---------  ------  ----
                                                                                       < C>
PENNANTPARK INVT CORP             COM       708062104   1,594    150,200  SH            SOLE                   150,200
PIMCO DYNAMIC INCOME FD           SHS       72201Y101  13,654    483,652  SH            SOLE                   483,652
PIMCO INCOME STRATEGY FUND        COM       72201H108     691     52,201  SH            SOLE                    52,201
PIMCO INCOME STRATEGY FUND I      COM       72201J104   6,746    590,725  SH            SOLE                   590,725
POWERSHARES ETF TRUST             FTSE      73935X583  20,589    334,568  SH            SOLE                   334,568
                               RAFI 1000
PUTNAM MASTER INTER INCOME T   SH BEN INT   746909100   1,318    254,406  SH            SOLE                   254,406
REAVES UTIL INCOME FD           COM SH      756158101   6,972    275,791  SH            SOLE                   275,791
                                BEN INT
ROYCE FOCUS TR                    COM       78080N108   3,542    527,037  SH            SOLE                   527,037
ROYCE VALUE TR INC                COM       780910105  22,527  1,723,533  SH            SOLE                 1,723,533
RYDEX ETF TRUST                GUG RUSS     78355W205   9,494     88,563  SH            SOLE                    88,563
                                TOP 50
SPDR SERIES TRUST               BRCLYS      78464A359   4,393    111,000  SH            SOLE                   111,000
                               CAP CONV
SPDR SERIES TRUST             NUVN BRCLY    78464A458     223      9,082  SH            SOLE                     9,082
                                  MUNI
SPECIAL OPPORTUNITIES FD INC      COM       84741T104   2,436    155,563  SH            SOLE                   155,563
TCW STRATEGIC INCOME FUND IN      COM       872340104   4,105    718,998  SH            SOLE                   718,998
TEMPLETON EMERGING MKTS FD I      COM       880191101   2,213    120,142  SH            SOLE                   120,142
THAI FD INC                       COM       882904105   6,789    386,402  SH            SOLE                   386,402
TORTOISE CAP RES CORP             COM       89147N304   1,018    114,340  SH            SOLE                   114,340
TRI CONTL CORP                    COM       895436103  16,707  1,029,998  SH            SOLE                 1,029,998
VANGUARD INTL EQUITY INDEX F   MSCI EMR     922042858   6,388    153,000  SH            SOLE                   153,000
                                MKT ETF
VANGUARD TAX MANAGED INTL FD  MSCI EAFE ETF 921943858   3,287    100,000  SH            SOLE                   100,000
VIRTUS GLOBAL MULTI-SEC INC       COM       92829B101     229     12,063  SH            SOLE                    12,063
VIRTUS TOTAL RETURN FD            COM       92829A103   3,646    930,071  SH            SOLE                   930,071
WELLS FARGO ADVANTAGE MULTI     COM SHS     94987D101  10,462    641,431  SH            SOLE                   641,431
WESTERN ASSET CLYM INFL OPP       COM       95766R104   6,870    510,757  SH            SOLE                   510,757
WESTERN ASSET CLYM INFL SEC     COM SH      95766Q106   1,152     86,822  SH            SOLE                    86,822
                                BEN INT
WESTERN ASSET INFL MGMT FD I      COM       95766U107   2,894    152,398  SH            SOLE                   152,398
WISDOMTREE TR                   EM LCL      97717X867   3,084     58,957  SH            SOLE                    58,957
                                DEBT FD
ZWEIG TOTAL RETURN FD INC       COM NEW     989837208  11,813    933,097  SH            SOLE                   933,097
TOTAL                                                 696,258

